ASSETS HELD FOR SALE AND DISPOSITIONS - Disposals (Details) $ in Thousands, $ in Millions								12 Months Ended
	Dec. 04, 2019 CAD ($)	Nov. 04, 2019 CAD ($)	Sep. 20, 2019 CAD ($)	Feb. 27, 2019 CAD ($)	Feb. 25, 2019 CAD ($) property	Feb. 25, 2019 USD ($) property	Jan. 15, 2019 CAD ($)	Dec. 31, 2019 CAD ($) property
ASSETS HELD FOR SALE AND DISPOSITIONS
Number of properties disposed | property								13
Sale price								$ 105,765
Brampton, ON
ASSETS HELD FOR SALE AND DISPOSITIONS
Sale price							$ 13,380
Iowa properties
ASSETS HELD FOR SALE AND DISPOSITIONS
Number of properties disposed | property					4	4
Sale price					$ 22,300	$ 16.9
Williamsburg, IA
ASSETS HELD FOR SALE AND DISPOSITIONS
Sale price					$ 22,323
Richmond Hill, ON
ASSETS HELD FOR SALE AND DISPOSITIONS
Sale price				$ 8,050
Toronto, ON
ASSETS HELD FOR SALE AND DISPOSITIONS
Sale price			$ 13,150
Aurora, ON
ASSETS HELD FOR SALE AND DISPOSITIONS
Sale price		$ 10,010
Alto, MI
ASSETS HELD FOR SALE AND DISPOSITIONS
Sale price	$ 38,852